Allowance for Loan Losses (the Allowance) - Roll-forward of allowance by portfolio segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	$ 8,053	$ 6,709
Charge-offs	(30)	(465)
Recoveries	589	232
Provision	901	1,577
Balance at end of period	9,513	8,053
Commercial mortgage
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	3,209	2,434
Recoveries	237	7
Provision	(20)	768
Balance at end of period	3,426	3,209
Home equity lines and loans
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	323	280
Charge-offs		(221)
Recoveries	10	18
Provision	9	246
Balance at end of period	342	323
Residential mortgage
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	191	82
Recoveries	5	61
Provision	(17)	48
Balance at end of period	179	191
Construction
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	1,627	1,689
Provision	735	(62)
Balance at end of period	2,362	1,627
Commercial and industrial
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	2,612	2,097
Charge-offs	(30)	(244)
Recoveries	333	142
Provision	(231)	617
Balance at end of period	2,684	2,612
Small Business Loans
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	78	117
Provision	431	(39)
Balance at end of period	509	78
Consumer
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	3	5
Recoveries	4	4
Provision	(1)	(6)
Balance at end of period	6	3
Leases, net
Roll-Forward of Allowance for Loan and Lease Losses by Portfolio Segment
Balance at beginning of period	10	5
Provision	(5)	5
Balance at end of period	$ 5	$ 10